Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,262,052	$ 4,296,745	$ 4,653,473
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	4,656,716	4,387,016	4,164,320
Cost of retirement of utility plant, net	(502,587)	(436,120)	(302,340)
Stock option grants	84,840	0	0
Deferred taxes and investment tax credits	786,990	2,410,468	2,720,657
Other noncash items, net	39,186	35,865	(42,938)
Changes in assets and liabilities which provided (used) cash:
Accounts receivable and customer deposits, net	(374,682)	(51,234)	(189,410)
Inventories and gas in storage	(997,378)	3,394,448	899,295
Over/under recovery of gas costs	1,714,497	(1,042,670)	(2,309,284)
Other assets	1,106,590	(418,598)	882,148
Accounts payable, customer credit balances and accrued expenses, net	(739,154)	(792,879)	207,423
Total adjustments	5,775,018	7,486,296	6,029,871
Net cash provided by operating activities	10,037,070	11,783,041	10,683,344
CASH FLOWS FROM INVESTING ACTIVITIES:
Expenditures for utility property	(9,977,433)	(8,683,658)	(7,589,386)
Proceeds from disposal of utility property	29,923	32,943	284
Net cash used in investing activities	(9,947,510)	(8,650,715)	(7,589,102)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on collection of notes	1,142,770	277,770	87,000
Borrowings under line-of-credit	4,354,402	0	0
Repayments under line-of-credit	(4,354,402)	0	0
Proceeds from issuance of stock	737,076	774,696	1,118,975
Cash dividends paid	(8,033,053)	(3,226,350)	(3,094,418)
Net cash used in financing activities	(6,153,207)	(2,173,884)	(1,888,443)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,063,647)	958,442	1,205,799
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	8,909,871	7,951,429	6,745,630
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,846,224	8,909,871	7,951,429
Cash paid (refunded) during the year for:
Interest	1,803,528	1,783,918	1,799,459
Income taxes	622,076	525,000	(705,000)
Non-cash transactions:
Note received for reimbursement of expenses			$ 381,540